Financial Instruments (Unaudited) (Details) - Commodity Contract [Member] - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Fair Value Hedging [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative financial instruments		$ 7	$ 6
Hedged item – firm sales commitments		(7)	(6)
Matured derivative financial instruments		(4)	(10)
Derivatives not designated as hedging instruments [Member] | Embedded derivatives in provisional sales contracts [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses)	[1]	72	(71)
Derivatives not designated as hedging instruments [Member] | Copper forward contracts [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses)	[2]	7	(1)
Derivatives not designated as hedging instruments [Member] | Plains Exploration & Production Company [Member] | Crude Oil Options [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses)	[1]	$ 0	$ 52

[1]	Amounts recorded in revenues.
[2]	Amounts recorded in cost of sales as production and delivery costs.